Intangible Assets (Details) - USD ($) $ in Millions	8 Months Ended	12 Months Ended
	Sep. 14, 2021	Dec. 31, 2020
Below-Market Contracts [Member] | Aria Energy LLC [Member]
Intangible Assets (Details) [Line Items]
Amortization of intangible assets	$ 1.8	$ 2.4